Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	$ 3,283,514	$ 4,482,702
Cost of sales and operating expenses (note 11 and 25)	(2,799,937)	(3,407,775)
Depreciation and amortization (note 11)	(344,127)	(245,303)
Egypt insurance recovery (note 3)	50,000	0
Operating income	189,450	829,624
Earnings of associate (note 6)	52,218	72,001
Finance costs (note 12)	(124,426)	(94,416)
Finance income and other expenses	3,598	4,266
Income before income taxes	120,840	811,475
Income tax (expense) recovery (note 16):
Current	(38,809)	(91,027)
Deferred	34,335	(62,464)
Tax (expense)	(4,474)	(153,491)
Net income	116,366	657,984
Attributable to:
Methanex Corporation shareholders	87,767	568,982
Non-controlling interests (note 24)	28,599	89,002
Net income	$ 116,366	$ 657,984
Income per common share for the period attributable to Methanex Corporation shareholders:
Basic net income per common share (note 12) (in usd per share)	$ 1.15	$ 7.07
Diluted net income per common share (note 12) (in usd per share)	$ 1.01	$ 6.92
Weighted average number of common shares outstanding (in shares)	76,592,413	80,494,302
Diluted weighted average number of common shares outstanding (in shares)	76,692,494	80,889,525